Equity-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Orbitz
Entity Information [Line Items]
Equity-based Compensation
Equity-Based Compensation

We issue share-based awards under the Orbitz Worldwide, Inc. 2007 Equity and Incentive Plan, as amended (the “Plan”). The Plan provides for the grant of equity-based awards, including restricted stock, restricted stock units, stock options, stock appreciation rights and other equity-based awards to our directors, officers and other employees, advisors and consultants who are selected by the Compensation Committee of the Board of Directors for participation in the Plan. As of June 30, 2015, 3,518,537 shares were available for future issuance under the Plan.

Restricted Stock Units

We granted 805,251 restricted stock units (“RSUs”) during the six months ended June 30, 2015, with a weighted-average grant date fair value per share of $11.48. The fair value of RSUs is amortized on a straight-line basis over the requisite service period of four years.

Non-Employee Directors Deferred Compensation Plan

We granted 92,977 deferred stock units to our non-employee directors during the six months ended June 30, 2015 with a weighted-average grant date fair value per share of $11.36. These deferred stock units are issued as RSUs under the Plan and are immediately vested and non-forfeitable and expensed on the grant date at their fair value.

Compensation Expense

We recognized total equity-based compensation expense of $4.5 million and $3.9 million for the three months ended June 30, 2015 and 2014, respectively and $7.4 million and $6.8 million for the six months ended June 30, 2015 and 2014, respectively. As of June 30, 2015, a total of $21.8 million of unrecognized compensation costs related to unvested RSUs and unvested PSUs are expected to be recognized over the remaining weighted-average lives of 2.7 years.

Equity-Based Compensation

We issue share-based awards under the Orbitz Worldwide, Inc. 2007 Equity and Incentive Plan, as amended (the “Plan”). The Plan provides for the grant of equity-based awards, including restricted stock, restricted stock units, stock options, stock appreciation rights and other equity-based awards to our directors, officers and other employees, advisors and consultants who are selected by the Compensation Committee of the Board of Directors for participation in the Plan. There are 25,600,000 shares of common stock available for issuance under the Plan, subject to adjustment as provided by the Plan. As of December 31, 2014, 4,291,197 shares were available for future issuance under the plan.

Restricted Stock Units

The table below summarizes activity regarding unvested restricted stock units under the Plan during the year ended December 31, 2014:

	Restricted Stock Units	Weighted-Average Grant Date Fair Value (per share)
Unvested at January 1, 2014	4,857,840	$3.73
Granted	2,175,112	$8.86
Vested (a)	(1,682,289)	$3.72
Forfeited	(690,830)	$4.79
Unvested at December 31, 2014	4,659,833	$5.97

(a)
We issued 1,159,060 shares of common stock in connection with the vesting of restricted stock units during the year ended December 31, 2014, which is net of the number of shares retained (but not issued) by us in satisfaction of minimum tax withholding obligations associated with the vesting.

The fair value of restricted stock units that vested during the year ended December 31, 2014 was $6.3 million. The weighted-average grant date fair value of restricted stock units granted during the year ended December 31, 2014, was $8.86. The fair value of restricted stock units on the date of grant is amortized on a straight-line basis over the requisite service period of four years.

Performance-Based and Market-Based Restricted Stock Units

The table below summarizes activity regarding unvested performance-based and market-based restricted stock units (“PSUs”) under the Plan during the year ended December 31, 2014:

	Performance-Based Restricted Stock Units	Weighted-Average Grant Date Fair Value (per share)
Unvested at January 1, 2014	3,089,250	$2.99
Granted (a)	410,445	$12.64
Vested	(904,093)	$2.98
Forfeited	(344,001)	$5.67
Unvested at December 31, 2014	2,251,601	$4.35

a.
We granted 136,815 performance-based restricted stock units with a fair value per share of $9.72 and 273,630 market-based restricted stock units with a fair value per share of between $11.89 and $16.32 (“PSUs”) in March 2014 to certain of our executive officers. The PSUs entitle the executives to receive one share of our common stock for each PSU earned, subject to the satisfaction of the performance and market conditions. Each metric will be equally weighted, with the ability to earn between 25% to 200% of target based on a straight-line interpolation of the criteria. The performance-based condition requires that the Company attain certain performance metrics for the three-year period ended December 31, 2016 and the market-based conditions require that the Company achieve a certain absolute shareholder return and a certain relative shareholder return at the conclusion of the three-year measurement period. If the minimum performance criteria are not met, each PSU will be forfeited. If the minimum conditions are met, the PSUs earned will cliff vest on the third anniversary of the grant date. The fair value of the PSUs subject to market-based conditions was measured using a Monte Carlo simulation for sampling random outcomes.

As of December 31, 2014, we expect that the performance-based condition PSUs granted in 2014 will be satisfied at approximately 60% of their target level. The fair value of the market-based PSUs is being amortized on a straight-line basis over the requisite service period of each vesting tranche.

The weighted-average grant date fair value of PSUs that vested during the year ended December 31, 2014, was $2.7 million. The weighted-average grant date fair value of PSUs granted during the year ended December 31, 2014 was $12.64.

Stock Options

The table below summarizes the stock option activity under the Plan during the year ended December 31, 2014:

	Shares	Weighted-Average Exercise Price (per share)	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2014	1,227,719	$4.84
Exercised	(88,885)	$5.25
Cancelled	(7,143)	$6.28
Outstanding at December 31, 2014	1,131,691	$4.80	1.7	$3,888
Exercisable at December 31, 2014	1,131,691	$4.80	1.7	$3,888

The exercise price of stock options granted under the Plan is equal to the fair market value of the underlying stock on the date of grant. Stock options generally expire seven to ten years from the grant date. Stock options vest either annually over a four-year period, or 25% of the options vest after one year and the remaining awards vest ratably on a monthly basis for the three years that follow. The fair value of stock options on the date of grant is amortized on a straight-line basis over the requisite service period. There were no stock options granted in 2014, 2013 or 2012.
During the year ended December 31, 2014, the total fair value of options that vested during the period was $0.7 million. In addition, the intrinsic value of options exercised was $0.3 million, for the year ended December 31, 2014.

Non-Employee Directors Deferred Compensation Plan

We have a deferred compensation plan that enables our non-employee directors to defer the receipt of certain compensation earned in their capacity as non-employee directors. Eligible directors may elect to defer up to 100% of their annual retainer fees (which are paid by us on a quarterly basis). In addition, 100% of the annual equity granted to non-employee directors is deferred under the Plan.

We grant deferred stock units (“DSUs”) annually to each participating director. The DSUs are issued as restricted stock units under the Plan and are immediately vested and non-forfeitable. The DSUs entitle the non-employee director to receive one share of our common stock for each deferred stock unit following the director’s retirement or termination of service from the Board of Directors. For all awards granted prior to 2011, the DSUs are distributed 200 days immediately following such termination date and for all awards granted in 2011 or later, the DSUs are distributed immediately at termination. The entire grant date fair value of deferred stock units is expensed on the date of grant.

The table below summarizes the deferred stock unit activity under the Plan during the year ended December 31, 2014:

	Deferred Stock Units	Weighted-Average Grant Date Fair Value (per share)
Outstanding at January 1, 2014	923,306	$4.41
Granted	120,563	$7.94
Distributed	(550,357)	$5.10
Outstanding at December 31, 2014	493,512	$4.50

The weighted-average grant date fair value for deferred stock units granted during the year ended December 31, 2014 was $7.94.

Compensation Expense

We recognized total equity-based compensation expense of $12.2 million, for the year ended December 31, 2014, none of which has provided us with a tax benefit due to existence of net operating losses. As of December 31, 2014, a total of $20.1 million of unrecognized compensation costs related to unvested restricted stock units, unvested stock options and unvested PSUs are expected to be recognized over the remaining weighted-average period of 2.8 years.